Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2024
Deferred income tax
Summary of movement on the deferred income tax account, major components of deferred tax assets and liabilities at the year end and their changes during the year

The movement on the deferred income tax account is as follows:

	2024	2023
	£m	£m
At 1 January	(474)	(470)
Exchange differences	(8)	25
Impact of acquisition of companies and businesses	19	(8)
(Charged)/credited to the income statement	(4)	(26)
(Charged)/credited to other comprehensive income	(7)	4
(Charged)/credited to equity	(3)	1
At 31 December	(477)	(474)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset within non-current assets	34	43
Deferred tax liability within non-current liabilities	(511)	(517)
	(477)	(474)

	Customer	Accelerated
	lists/	tax		IFRS 15	Tax	Share-based
	intangibles	depreciation	Provisions	Contacts	losses	payments	Other[2]	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	(572)	(75)	171	(33)	23	16	—	(470)
Exchange differences	26	3	(7)	2	—	—	1	25
Recognised in income statement	2	(12)	(15)	(10)	7	(2)	4	(26)
Recognised in other comprehensive income	—	—	—	—	8	—	(4)	4
Recognised in equity	—	—	—	—	—	1	—	1
Impact of business combinations	(8)	—	—	—	—	—	—	(8)
At 31 December 2023	(552)	(84)	149	(41)	38	15	1	(474)

At 1 January 2024	(552)	(84)	149	(41)	38	15	1	(474)
Exchange differences	(11)	(1)	6	(2)	—	—	—	(8)
Recognised in income statement	(4)	4	8	(19)	3	1	3	(4)
Recognised in other comprehensive income	—	—	—	—	—	—	(7)	(7)
Recognised in equity	—	—	—	—	—	(3)	—	(3)
Impact of business combinations[1]	24	—	(7)	2	—	—	—	19
At 31 December 2024	(543)	(81)	156	(60)	41	13	(3)	(477)
1.	Deferred tax liabilities have been adjusted in 2024 by a decrease of £28m relating to the Terminix acquisition with a corresponding reduction in goodwill.
2.	Included within other deferred tax assets/liabilities are retirement benefits and unremitted earnings from subsidiaries.